Patent Rights - Summary of Patent Rights (Detail)	9 Months Ended
Sep. 30, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,172,485
Additions during the period	347,646
Amortization in the period	(20,766)
Ending balance	1,499,365
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,398,713
Additions during the period	347,646
Ending balance	1,746,359
Accumulated Amortization & Impairment Losses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(226,228)
Amortization in the period	(20,766)
Ending balance	$ (246,994)